Mezzanine Equity, Series E Preferred Shares (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 06, 2023 $ / shares shares	Jun. 30, 2019	Mar. 29, 2019 $ / shares shares	Dec. 31, 2024 USD ($) Price shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Mar. 29, 2020
Mezzanine Equity [Abstract]
Deemed dividend related to beneficial conversion feature of Series E Shares | $					$ 22,426
Issuance of preferred shares (in shares)						7,200,000
Shares redeemed (in shares)				3,659,627	2,191,121	1,349,252
Preferred stock, shares outstanding (in shares)				0	3,659,627	5,864,200	13,452
Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issue price per share (in dollars per share) | $ / shares			$ 1,000
Number of prices used to calculate conversion price | Price				4
Conversion price (in dollars per share) | $ / shares	$ 4.59		$ 120,000
Percentage of lowest daily VWAP used to determine conversion price	80.00%		80.00%
Threshold consecutive trading days	20 days			20 days
Deemed dividend related to beneficial conversion feature of Series E Shares | $				$ 22,426
Number of common shares that can be voted for each preferred share (in shares)			1,000
Liquidation preference (in dollars per share) | $ / shares			$ 1,000
Redemption premium as a percentage of Liquidation Amount				20.00%				15.00%
Dividend rate		15.00%
Interest rate on accrued but unpaid dividends		15.00%
Issuance of preferred shares (in shares)					0	0
Shares redeemed (in shares)					0	0
Dividends declared | $					$ 1,001	$ 2,046
Preferred stock, shares outstanding (in shares)	13,452
Common shares that would be issued upon conversion (in shares)	2,930,718
Series E Preferred Shares [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 0.6
Related Party [Member] | Family Trading Inc. [Member] | Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)			27,129
Dividends declared | $					$ 1,001	$ 2,046
Preferred stock, shares outstanding (in shares)	13,452